FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MESUREMENTS

NOTE 10:FAIR VALUE MEASUREMENTS

The following tables present the fair value of money market funds and marketable securities for the years ended December 31, 2018 and 2019:

	December 31,
	2018			2019
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$335	$-	$335	$213,494	$-	$213,494
U.S. agencies debentures	-	-	-	-	25,058	25,058

Marketable securities:
Corporate debentures	-	77,538	77,538	-	105,582	105,582
U.S. agencies debentures	-	6,671	6,671	-	81,238	81,238

Total assets measured at fair value	$335	$84,209	$84,544	$213,494	$211,878	$425,372

As of December 31, 2019, the estimated fair value of the Company's convertible senior notes, as further described in Note 11, was $594.3 million. The fair value was determined based on the closing trading price of the convertible senior notes as of the last day of trading for the period. The fair value of the convertible senior notes is primarily affected by the trading price of the Company`s common stock and market interest rates. The fair value of the convertible senior notes is considered a Level 2 measurement as they are not actively traded.